CONVERTIBLE DEBT (Details 4) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Derivative Instruments and Hedges, Liabilities, Noncurrent [Roll Forward]
Balance at beginning	$ 330
Balance at ending	115	330
Unsecured Convertible Promissory Notes [Member]
Derivative Instruments and Hedges, Liabilities, Noncurrent [Roll Forward]
Balance at beginning	330	360
Change in fair value of derivative liability	(215)	(30)
Balance at ending	$ 115	$ 330